2. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		180 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Accounting Policies [Abstract]
Patent Costs			$ 46	$ 56
Capitalized software costs	0	0	0	(260)	640
Other assets			283	386	283
Revenue from two entities			29,000	31,000
Percentage of revenue from two entities			85.00%	85.00%
Receivables From Customer			48.00%	43.00%	48.00%
Net Operating loss carry forward			$ 61,800		$ 61,800